Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 8,375	$ 15,511	$ 17,340
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Net realized gains on investments and other assets	(765)	(8,012)	(8,040)
Net deferred policy acquisition costs	(10,813)	(10,120)	(6,454)
Amortization of cost of customer relationships acquired	2,998	3,058	3,431
Decrease in fair value of warrants	(1,136)	(232)	(3,154)
Depreciation	1,057	1,048	1,171
Amortization of premiums and discounts on fixed maturities and short-term investments	4,207	4,381	2,043
Deferred federal income tax expense (benefit)	(1,835)	627	2,329
Change in:
Accrued investment income	(354)	22	15
Reinsurance recoverable	167	1,858	1,729
Due premiums and other receivables	(632)	423	47
Future policy benefit reserves	57,999	45,896	40,477
Other policyholders' liabilities	2,761	7,583	2,477
Federal income tax receivable	1,013	2,109	(1,922)
Commissions payable and other liabilities	1,408	(3,594)	(62)
Other, net	(169)	(19)	666
Net cash provided by operating activities	64,281	60,539	52,093
Cash flows from investing activities:
Sale of fixed maturities, available-for-sale	0	8,029	74,181
Maturities and calls of fixed maturities, available-for-sale	199,730	189,826	292,706
Maturities and calls of fixed maturities, held-to-maturity	83,611	197,600	0
Purchase of fixed maturities, available-for-sale	(110,356)	(396,188)	(255,251)
Purchase of fixed maturities, held-to-maturity	(230,985)	(71,452)	(207,052)
Sale of equity securities, available-for-sale	7,504	22,822	22,745
Calls of equity securities, available-for-sale	682	243	0
Purchase of equity securities, available-for-sale	(32,504)	(9,668)	(637)
Principal payments on mortgage loans	48	45	31
Increase in policy loans, net	(3,480)	(3,489)	(3,141)
Sale of other long-term investments	5	0	241
Purchase of other long-term investments	(33)	(302)	(1,775)
Purchase of property and equipment	(1,800)	(2,064)	(960)
Sale of property and equipment	2	46	692
Maturity of short-term investments	0	2,500	2,250
Purchase of short-term investments	(2,048)	0	(2,605)
Cash acquired from (paid for) acquisitions, net	0	0	9,770
Proceeds from assumption reinsurance agreement	4,550	0	0
Net cash used in investing activities	(85,074)	(62,052)	(68,805)
Cash flows from financing activities:
Warrants exercised	1,843	0	70
Annuity and universal life deposits	6,380	5,775	3,990
Annuity and universal life withdrawals	(3,898)	(3,164)	(2,515)
Net cash provided by financing activities	4,325	2,611	1,545
Net increase (decrease) in cash and cash equivalents	(16,468)	1,098	(15,167)
Cash and cash equivalents at beginning of year	49,723	48,625	63,792
Cash and cash equivalents at end of year	33,255	49,723	48,625
Supplemental Disclosure of Operation Activities
Cash paid during the year for income taxes	$ 3,612	$ 1,382	$ 2,876